Document and Entity Information Document	Feb. 12, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 12, 2021
Entity Registrant Name	NGL ENERGY PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35172
Entity Tax Identification Number	27-3427920
Entity Address, Address Line One	6120 South Yale Avenue
Entity Address, Address Line Two	Suite 805
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74136
City Area Code	918
Local Phone Number	481-1119
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001504461
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. | Common Units
Entity Information [Line Items]
Title of 12(b) Security	Common units representing Limited Partner Interests
Trading Symbol	NGL
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | Preferred Class B
Entity Information [Line Items]
Title of 12(b) Security	Fixed-to-floating rate cumulative redeemable perpetual preferred units
Trading Symbol	NGL-PB
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | Preferred Class C
Entity Information [Line Items]
Title of 12(b) Security	Fixed-to-floating rate cumulative redeemable perpetual preferred units
Trading Symbol	NGL-PC
Security Exchange Name	NYSE